BASIS OF PREPARATION (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Basis Of Preparation [Abstract]
Schedule of subsidiaries information [Table Text Block]
Name of subsidiary (1)	Principal activity
320204 US Holdings Corp.	Holding Company
320204 Oregon Holdings Corp.	Holding Company
320204 Nevada Holdings Corp.	Holding Company
320204 Re Holdings, LLC	Holding Company
Eco Firma Farms LLC (2)	Cannabis producer
Silver State Cultivation LLC	Cannabis producer
Silver State Relief LLC	Cannabis retailer
Swell Companies LTD (2)	Cannabis processor, distributor
Megawood Enterprises Inc. (2)	Cannabis retailer
Phantom Venture Group, LLC (2)	Holding Company
Phantom Brands, LLC (2)	Holding Company
Phantom Distribution, LLC (2)	Cannabis distributor
63353 Bend, LLC (2)	Cannabis producer
20727-4 Bend, LLC (2)	Cannabis processor
4964 BFH, LLC (2)	Cannabis producer
Workforce Concepts 21, Inc.	Payroll and benefits services

Name of Subsidiary	Country of Incorporation	Percentage Ownership	Functional Currency	Principal Activity
320204 US Holdings Corp.	USA	100%	USD	Holding Company
320204 Oregon Holdings Corp.	USA	100%	USD	Holding Company
320204 Nevada Holdings Corp.	USA	100%	USD	Holding Company
320204 Re Holdings, LLC	USA	100%	USD	Holding Company
Eco Firma Farms LLC	USA	100%	USD	Cannabis producer
Silver State Cultivation LLC	USA	100%	USD	Cannabis producer
Silver State Relief LLC	USA	100%	USD	Cannabis retailer
Swell Companies LTD	USA	100%	USD	Cannabis processor, distributor
Megawood Enterprises Inc.	USA	100%	USD	Cannabis retailer
Phantom Venture Group, LLC	USA	100%	USD	Holding Company
Phantom Brands, LLC	USA	100%	USD	Holding Company
Phantom Distribution, LLC	USA	100%	USD	Cannabis distributor
63353 Bend, LLC	USA	100%	USD	Cannabis producer
20727-4 Bend, LLC	USA	100%	USD	Cannabis processor
4964 BFH, LLC	USA	100%	USD	Cannabis producer
Workforce Concepts 21, Inc.	USA	100%	USD	Payroll and benefits services

Schedule restatement of consolidated financial statements [Table Text Block]
	Previously reported	Change	Restated
	$	$	$
Income taxes payable	3,658,162	1,212,008	4,870,170
Deferred tax asset	9,024	(9,024)	-
Deferred tax liability	-	33,558	33,558
Deficit	(68,510,333)	(1,254,590)	(69,764,923)
	Previously reported	Change	Restated
	$	$	$
Income tax expense	(3,973,246)	(961,221)	(4,934,467)